Supplement dated January 20, 2015

To the Prospectus of the following fund:

Fund	Prospectus Dated
Columbia Short Term Municipal Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) of Class A shares is changed from 1.00% to 0.50% and is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.

Accordingly, on the Effective Date, the prospectus is hereby revised as follows:

The Class A column, and the associated footnote, of the "Shareholder Fees" table in the "Summary of the Fund — Fees and Expenses of the Fund" section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	1.00%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.50%(a)

(a)	For purchases made on or after February 19, 2015, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to February 19, 2015, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The rest of the section remains the same.